NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Deferred Revenue	$ 15,583	$ 0	$ 0	$ 50,000